Capital Group U.S. Multi-Sector Income ETF
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 96.79% Corporate bonds, notes & loans 71.91% Financials 12.92%	Principal amount (000)	Value (000)
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	USD1,900	$1,950
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	885	882
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	3,700	3,580
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	4,225	4,241
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]	425	418
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]	2,280	2,293
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[2]	EUR200	239
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[2]	100	114
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[2]	100	110
American International Group, Inc. 5.125% 3/27/2033	USD2,556	2,561
AmWINS Group, Inc. 6.375% 2/15/2029[1]	950	958
AmWINS Group, Inc. 4.875% 6/30/2029[1]	4,372	4,125
Aon North America, Inc. 5.45% 3/1/2034	3,410	3,473
Ardonagh Finco, Ltd. d 7.75% 2/15/2031[1]	1,115	1,137
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032[1]	3,443	3,509
Aretec Group, Inc. 7.50% 4/1/2029[1]	4,728	4,647
Aretec Group, Inc. 10.00% 8/15/2030[1]	445	478
Arthur J. Gallagher & Co. 5.00% 2/15/2032	3,150	3,152
Arthur J. Gallagher & Co. 5.15% 2/15/2035	5,560	5,515
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,100	1,056
AssuredPartners, Inc. 5.625% 1/15/2029[1]	1,021	1,019
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.825% 2/14/2031[3,4]	408	409
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	3,434	3,585
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035)[2]	3,292	3,352
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[2]	1,231	1,244
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[2]	804	815
BBVA Bancomer, SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	1,000	963
BBVA Bancomer, SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030)[1,2]	377	382
BlackRock Funding, Inc. 5.00% 3/14/2034	2,111	2,133
BlackRock Funding, Inc. 5.25% 3/14/2054	1,767	1,706
Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[1]	2,651	2,731
Block, Inc. 3.50% 6/1/2031	1,508	1,327
Block, Inc. 6.50% 5/15/2032[1]	2,750	2,781
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	4,748	4,946
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,2]	3,300	3,327
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[1,2]	7,750	8,019
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	500	519
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	725	788
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	1,380	1,427
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]	54	55
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	1,901	1,942
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	2,973	3,108
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	4,224	4,315
Capital Group U.S. Multi-Sector Income ETF — Page 1 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[2]	USD1,292	$1,350
Chubb INA Holdings, LLC 5.00% 3/15/2034	6,553	6,563
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[2]	1,794	1,770
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035)[2]	3,820	3,808
Coinbase Global, Inc. 3.375% 10/1/2028[1]	3,322	3,001
Coinbase Global, Inc. 3.625% 10/1/2031[1]	3,417	2,894
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	1,700	1,605
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	2,538	2,275
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[2]	1,200	1,273
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[2]	5,375	5,243
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[2]	EUR100	110
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[2]	900	1,030
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029[1]	USD2,690	2,734
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032[1]	3,645	3,565
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	1,766	1,822
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[2]	5,455	5,640
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[2]	3,086	3,072
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035)[2]	4,759	4,827
Hightower Holding, LLC 6.75% 4/15/2029[1]	2,975	2,887
Hightower Holding, LLC 9.125% 1/31/2030[1]	200	206
Howden UK Refinance PLC 7.25% 2/15/2031[1]	2,840	2,869
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035)[2]	3,124	3,114
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	814	868
HUB International, Ltd. 5.625% 12/1/2029[1]	1,080	1,046
HUB International, Ltd. 7.25% 6/15/2030[1]	2,647	2,728
HUB International, Ltd. 7.375% 1/31/2032[1]	2,195	2,236
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.043% 6/20/2030[3,4]	48	48
IIFL Finance, Ltd. 8.75% 7/24/2028[1]	3,835	3,842
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	5,922	5,476
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[2]	1,280	1,320
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[2]	2,230	2,251
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[2]	1,000	994
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030)[2]	84	85
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[2]	3,533	3,674
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[2]	6,162	6,189
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[2]	3,010	2,947
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035)[2]	1,999	2,043
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	2,360	2,290
LPL Holdings, Inc. 4.00% 3/15/2029[1]	385	369
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	180	180
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	290	291
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	8,830	8,742
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,974	2,874
Mastercard, Inc. 4.95% 3/15/2032	500	509
Mastercard, Inc. 4.875% 5/9/2034	556	558
Mastercard, Inc. 4.55% 1/15/2035	3,921	3,823
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]	1,904	1,927
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[2]	1,980	2,053
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[2]	4,291	4,293
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035)[2]	8,426	8,608
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[2]	200	202
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[2]	2,131	2,083
Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[2]	2,034	2,018
Capital Group U.S. Multi-Sector Income ETF — Page 2 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Navient Corp. 4.875% 3/15/2028	USD1,000	$955
Navient Corp. 9.375% 7/25/2030	913	974
Navient Corp. 11.50% 3/15/2031	3,646	4,076
Navient Corp. 5.625% 8/1/2033	8,047	6,942
OneMain Finance Corp. 7.50% 5/15/2031	7,535	7,673
OneMain Finance Corp. 7.125% 11/15/2031	3,854	3,880
Opal Bidco SAS 6.50% 3/31/2032[1]	975	975
Osaic Holdings, Inc. 10.75% 8/1/2027[1]	500	510
Oxford Finance, LLC 6.375% 2/1/2027[1]	235	233
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[2]	EUR150	180
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[2]	850	970
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	USD3,304	3,654
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	5,507	5,639
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[2]	4,797	4,815
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035)[2]	1,363	1,388
Power Finance Corp., Ltd. 3.35% 5/16/2031	450	409
RenaissanceRe Holdings, Ltd. 5.80% 4/1/2035	1,164	1,193
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[2]	2,682	2,662
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	445	424
Ryan Specialty, LLC 5.875% 8/1/2032[1]	2,085	2,061
Starwood Property Trust, Inc. 6.50% 7/1/2030[1]	3,546	3,552
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	601	605
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030)[2]	1,223	1,215
Synchrony Financial 7.25% 2/2/2033	3,476	3,580
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[2]	3,137	3,143
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	4,154	4,275
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	5,225	5,337
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.049% 5/6/2032[3,4]	811	819
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032)[2]	200	207
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]	25	26
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	4,586	4,690
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035)[2]	5,500	5,536
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	3,284	3,167
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	1,404	1,250
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[1,2]	2,630	2,797
USI, Inc. 7.50% 1/15/2032[1]	270	276
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[2]	250	255
Wells Fargo & Co. 2.39% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[2]	25	24
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	1,455	1,465
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	521	562
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[2]	4,502	4,473
		330,423
Energy 11.44%
3R Lux SARL 9.75% 2/5/2031[1]	1,798	1,878
APA Corp. 5.25% 2/1/2042[1]	1,188	995
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	750	733
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[1]	460	458
Baytex Energy Corp. 8.50% 4/30/2030[1]	3,030	3,080
Baytex Energy Corp. 7.375% 3/15/2032[1]	3,060	2,947
Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	605	619
Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,402	2,290
Borr IHC, Ltd. 10.375% 11/15/2030[1]	2,807	2,616
Capital Group U.S. Multi-Sector Income ETF — Page 3 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
California Resources Corp. 7.125% 2/1/2026[1]	USD120	$120
CITGO Petroleum Corp. 8.375% 1/15/2029[1]	555	565
Civitas Resources, Inc. 5.00% 10/15/2026[1]	355	350
Civitas Resources, Inc. 8.375% 7/1/2028[1]	1,807	1,867
Civitas Resources, Inc. 8.625% 11/1/2030[1]	5,268	5,440
Civitas Resources, Inc. 8.75% 7/1/2031[1]	5,158	5,303
CNX Resources Corp. 7.375% 1/15/2031[1]	4,044	4,113
CNX Resources Corp. 7.25% 3/1/2032[1]	4,852	4,938
Comstock Resources, Inc. 6.75% 3/1/2029[1]	1,764	1,727
Comstock Resources, Inc. 5.875% 1/15/2030[1]	4,050	3,830
ConocoPhillips Co. 5.55% 3/15/2054	2,815	2,728
ConocoPhillips Co. 5.50% 1/15/2055	4,050	3,917
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	2,106	2,188
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	4,780	4,732
Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	4,429	4,275
Devon Energy Corp. 5.75% 9/15/2054	4,484	4,108
Diamondback Energy, Inc. 5.15% 1/30/2030	313	318
Diamondback Energy, Inc. 5.40% 4/18/2034	3,631	3,626
Diamondback Energy, Inc. 5.55% 4/1/2035	1,592	1,599
Diamondback Energy, Inc. 5.75% 4/18/2054	3,692	3,484
Diamondback Energy, Inc. 5.90% 4/18/2064	1,211	1,140
DT Midstream, Inc. 4.375% 6/15/2031[1]	750	691
Ecopetrol SA 7.75% 2/1/2032	4,050	3,978
Ecopetrol SA 8.875% 1/13/2033	2,835	2,928
Ecopetrol SA 8.375% 1/19/2036	4,365	4,256
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	3,355	3,567
Eni SpA 5.50% 5/15/2034[1]	5,784	5,833
Eni SpA 5.95% 5/15/2054[1]	4,309	4,219
Enterprise Products Operating, LLC 4.95% 2/15/2035	399	394
EOG Resources, Inc. 5.65% 12/1/2054	4,376	4,328
EQM Midstream Partners, LP 6.375% 4/1/2029[1]	350	358
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	3,356	3,229
Expand Energy Corp. 5.875% 2/1/2029[1]	555	554
Expand Energy Corp. 4.75% 2/1/2032	285	270
Genesis Energy, LP 8.00% 1/15/2027	93	95
Genesis Energy, LP 8.25% 1/15/2029	1,895	1,958
Genesis Energy, LP 8.875% 4/15/2030	3,270	3,399
Genesis Energy, LP 7.875% 5/15/2032	1,790	1,804
GeoPark, Ltd. 8.75% 1/31/2030[1]	4,050	3,835
Global Partners, LP 8.25% 1/15/2032[1]	2,115	2,176
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036[1]	3,955	4,009
Gulfport Energy Operating Corp. 6.75% 9/1/2029[1]	520	528
Harvest Midstream I, LP 7.50% 9/1/2028[1]	875	884
Harvest Midstream I, LP 7.50% 5/15/2032[1]	1,734	1,783
Hess Midstream Operations, LP 5.875% 3/1/2028[1]	1,140	1,146
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	900	857
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	5,001	4,679
Hilcorp Energy I, LP 8.375% 11/1/2033[1]	3,530	3,621
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030[1]	685	685
Kinetik Holdings, LP 6.625% 12/15/2028[1]	520	529
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[1]	2,780	2,717
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	980	955
Matador Resources Co. 6.25% 4/15/2033[1]	2,050	2,005
MEG Energy Corp. 5.875% 2/1/2029[1]	105	103
Capital Group U.S. Multi-Sector Income ETF — Page 4 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Murphy Oil Corp. 6.00% 10/1/2032	USD4,015	$3,866
Nabors Industries, Inc. 7.375% 5/15/2027[1]	2,375	2,345
Nabors Industries, Inc. 9.125% 1/31/2030[1]	4,085	4,090
NewCo Holding USD 20 SARL 9.375% 11/7/2029[1]	6,050	6,153
NFE Financing, LLC 12.00% 11/15/2029[1]	18,712	15,786
NGL Energy Operating, LLC 8.125% 2/15/2029[1]	2,575	2,595
NGL Energy Operating, LLC 8.375% 2/15/2032[1]	3,420	3,432
Noble Finance II, LLC 8.00% 4/15/2030[1]	5,835	5,835
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	2,800	2,810
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	4,441	4,535
Occidental Petroleum Corp. 5.55% 10/1/2034	5,770	5,641
Permian Resources Operating, LLC 8.00% 4/15/2027[1]	162	165
Permian Resources Operating, LLC 5.875% 7/1/2029[1]	830	820
Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,135	1,244
Permian Resources Operating, LLC 7.00% 1/15/2032[1]	4,300	4,401
Permian Resources Operating, LLC 6.25% 2/1/2033[1]	1,260	1,256
Petroleos Mexicanos 4.50% 1/23/2026	166	163
Petroleos Mexicanos 6.875% 8/4/2026	1,439	1,431
Petroleos Mexicanos 6.49% 1/23/2027	4,198	4,116
Petroleos Mexicanos 6.50% 3/13/2027	800	783
Petroleos Mexicanos 6.50% 1/23/2029	500	471
Petroleos Mexicanos 5.95% 1/28/2031	2,663	2,257
Petroleos Mexicanos 6.70% 2/16/2032	4,364	3,838
Petroleos Mexicanos 10.00% 2/7/2033	2,365	2,465
Petroleos Mexicanos 6.95% 1/28/2060	2,075	1,418
Raizen Fuels Finance SA 6.70% 2/25/2037[1]	2,115	2,119
Range Resources Corp. 4.75% 2/15/2030[1]	320	305
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	439	425
Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	2,425	2,293
Shell International Finance BV 3.00% 11/26/2051	1,650	1,072
Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	2,773	2,832
Sunoco, LP 7.00% 5/1/2029[1]	1,350	1,382
Sunoco, LP 4.50% 5/15/2029	2,051	1,944
Sunoco, LP 7.25% 5/1/2032[1]	4,289	4,433
Sunoco, LP 6.25% 7/1/2033[1]	350	351
Superior Plus, LP 4.50% 3/15/2029[1]	50	46
Talos Production, Inc. 9.00% 2/1/2029[1]	1,275	1,311
Talos Production, Inc. 9.375% 2/1/2031[1]	1,920	1,955
TotalEnergies Capital International SA 3.127% 5/29/2050	5,610	3,734
TotalEnergies Capital SA 4.724% 9/10/2034	1,082	1,062
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	2,587	2,641
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	179	179
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	766	783
Transocean, Inc. 8.00% 2/1/2027[1]	361	360
Transocean, Inc. 8.25% 5/15/2029[1]	850	832
Transocean, Inc. 8.75% 2/15/2030[1]	4,586	4,765
Transocean, Inc. 8.50% 5/15/2031[1]	1,900	1,848
Transocean, Inc. 6.80% 3/15/2038	2,650	2,034
Transportadora de Gas del Sur SA 8.50% 7/24/2031[1]	810	846
USA Compression Partners, LP 7.125% 3/15/2029[1]	2,102	2,139
Vallourec SA 7.50% 4/15/2032[1]	1,150	1,203
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	3,574	3,630
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	2,247	2,043
Vista Energy Argentina S.A.U 7.625% 12/10/2035[1]	4,660	4,540
Capital Group U.S. Multi-Sector Income ETF — Page 5 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Vital Energy, Inc. 7.875% 4/15/2032[1]	USD5,060	$4,715
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	4,455	4,342
		292,437
Health care 8.58%
1261229 B.C., Ltd. 10.00% 4/15/2032[1]	2,250	2,239
AbbVie, Inc. 4.80% 3/15/2029	750	760
AbbVie, Inc. 4.95% 3/15/2031	700	711
AbbVie, Inc. 5.05% 3/15/2034	7,661	7,718
AbbVie, Inc. 5.35% 3/15/2044	350	346
AbbVie, Inc. 5.40% 3/15/2054	9,007	8,853
AbbVie, Inc. 5.50% 3/15/2064	2,527	2,488
AdaptHealth, LLC 6.125% 8/1/2028[1]	265	260
AdaptHealth, LLC 4.625% 8/1/2029[1]	3,729	3,397
AdaptHealth, LLC 5.125% 3/1/2030[1]	4,009	3,659
Amgen, Inc. 4.20% 3/1/2033	4,945	4,690
Amgen, Inc. 5.25% 3/2/2033	4,323	4,387
Amgen, Inc. 3.00% 1/15/2052	3,950	2,551
Amgen, Inc. 5.65% 3/2/2053	9,076	8,910
Amgen, Inc. 5.75% 3/2/2063	2,250	2,194
AstraZeneca Finance, LLC 5.00% 2/26/2034	1,505	1,520
Avantor Funding, Inc. 3.875% 11/1/2029[1]	941	870
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	1,865	1,774
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	425	425
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	250	250
Baxter International, Inc. 2.539% 2/1/2032	3,238	2,779
Baxter International, Inc. 3.132% 12/1/2051	1,475	938
Bayer US Finance, LLC 6.50% 11/21/2033[1]	2,579	2,711
Bayer US Finance, LLC 6.875% 11/21/2053[1]	2,500	2,587
Biocon Biologics Global PLC 6.67% 10/9/2029[1]	200	188
Bristol-Myers Squibb Co. 5.20% 2/22/2034	5,110	5,201
Bristol-Myers Squibb Co. 5.50% 2/22/2044	225	224
Bristol-Myers Squibb Co. 6.25% 11/15/2053	3,652	3,924
Bristol-Myers Squibb Co. 5.55% 2/22/2054	6,811	6,717
Bristol-Myers Squibb Co. 6.40% 11/15/2063	666	729
Bristol-Myers Squibb Co. 5.65% 2/22/2064	725	711
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	2,555	2,442
Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	200	204
CVS Health Corp. 5.70% 6/1/2034	5,870	5,964
CVS Health Corp. 6.00% 6/1/2044	750	733
CVS Health Corp. 5.875% 6/1/2053	3,959	3,740
CVS Health Corp. 6.05% 6/1/2054	7,249	7,038
CVS Health Corp. 6.00% 6/1/2063	838	791
DaVita, Inc. 6.875% 9/1/2032[1]	7,075	7,120
Elevance Health, Inc. 5.20% 2/15/2035	4,810	4,828
Elevance Health, Inc. 5.70% 2/15/2055	3,010	2,936
Eli Lilly and Co. 5.10% 2/12/2035	3,952	4,031
Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	4,009	4,184
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.325% 4/23/2031[3,4]	920	912
Gilead Sciences, Inc. 5.25% 10/15/2033	2,219	2,272
Gilead Sciences, Inc. 5.10% 6/15/2035	3,454	3,469
Gilead Sciences, Inc. 5.55% 10/15/2053	658	655
Grifols, SA 7.50% 5/1/2030	EUR1,700	1,924
Humana, Inc. 5.95% 3/15/2034	USD200	205
Capital Group U.S. Multi-Sector Income ETF — Page 6 of 31

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Humana, Inc. 5.75% 4/15/2054	USD3,817	$3,549
Insulet Corp. 6.50% 4/1/2033[1]	392	399
Johnson & Johnson 4.85% 3/1/2032	750	762
Johnson & Johnson 5.00% 3/1/2035	1,100	1,120
Johnson & Johnson 5.25% 6/1/2054	450	452
Medline Borrower, LP 5.25% 10/1/2029[1]	2,200	2,113
Molina Healthcare, Inc. 6.25% 1/15/2033[1]	4,045	3,986
Owens & Minor, Inc. 4.50% 3/31/2029[1]	1,180	990
Owens & Minor, Inc. 6.25% 4/1/2030[1]	9,585	8,396
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	1,895	1,867
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	4,825	4,774
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	300	286
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,963	3,766
Radiology Partners, Inc. 7.775% 1/31/2029[1,5]	2,708	2,685
Radiology Partners, Inc. 9.781% 2/15/2030[1]	4,074	3,793
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.09% 1/31/2029[3,4,5]	90	87
Roche Holdings, Inc. 5.593% 11/13/2033[1]	1,779	1,870
Roche Holdings, Inc. 4.985% 3/8/2034[1]	3,016	3,038
Roche Holdings, Inc. 4.592% 9/9/2034[1]	2,982	2,919
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	3,345	3,405
Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	615	609
Tenet Healthcare Corp. 6.125% 10/1/2028	275	274
Tenet Healthcare Corp. 6.75% 5/15/2031	710	721
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	3,015	3,095
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,905	3,819
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	2,422	2,608
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,382	2,658
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	846	612
UnitedHealth Group, Inc. 5.00% 4/15/2034	2,910	2,896
UnitedHealth Group, Inc. 5.15% 7/15/2034	7,835	7,891
UnitedHealth Group, Inc. 5.50% 7/15/2044	1,775	1,749
UnitedHealth Group, Inc. 2.90% 5/15/2050	394	249
UnitedHealth Group, Inc. 5.625% 7/15/2054	300	295
Viatris, Inc. 4.00% 6/22/2050	5,396	3,541
		219,433
Consumer discretionary 6.13%
Advance Auto Parts, Inc. 3.90% 4/15/2030	7,436	6,632
Advance Auto Parts, Inc. 3.50% 3/15/2032	5,991	5,024
Aimbridge Acquisition Co., Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.823% 3/15/2030[3,4,6]	388	388
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	300	301
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	3,769	3,573
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	875	904
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	4,475	4,198
AutoNation, Inc. 5.89% 3/15/2035	2,289	2,286
Bath & Body Works, Inc. 6.875% 11/1/2035	4,090	4,148
Bath & Body Works, Inc. 6.75% 7/1/2036	2,300	2,295
Boyd Gaming Corp. 4.75% 12/1/2027	1,020	1,000
Boyne USA, Inc. 4.75% 5/15/2029[1]	1,010	952
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	1,710	1,573
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	642	651
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	5,994	5,979
Carnival Corp. 6.00% 5/1/2029[1]	3,518	3,496
Carnival Corp. 7.00% 8/15/2029[1]	575	602
Capital Group U.S. Multi-Sector Income ETF — Page 7 of 31

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Carnival Corp. 5.75% 3/15/2030[1]	USD5,150	$5,133
Carnival Corp. 6.125% 2/15/2033[1]	4,135	4,078
Clarios Global, LP 8.50% 5/15/2027[1]	351	352
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	1,685	1,739
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[1]	2,217	2,195
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	2,675	2,466
First Student Bidco, Inc. 4.00% 7/31/2029[1]	3,707	3,402
Ford Motor Co. 7.45% 7/16/2031	375	398
Ford Motor Co. 5.291% 12/8/2046	511	412
Ford Motor Credit Co., LLC 2.70% 8/10/2026	100	97
Ford Motor Credit Co., LLC 5.85% 5/17/2027	699	703
Ford Motor Credit Co., LLC 4.95% 5/28/2027	350	345
Ford Motor Credit Co., LLC 3.815% 11/2/2027	607	579
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,464	1,471
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,050	1,080
Ford Motor Credit Co., LLC 7.20% 6/10/2030	500	519
Ford Motor Credit Co., LLC 6.054% 11/5/2031	5,639	5,529
Ford Motor Credit Co., LLC 6.532% 3/19/2032	1,200	1,200
Ford Motor Credit Co., LLC 7.122% 11/7/2033	650	665
Ford Motor Credit Co., LLC 6.125% 3/8/2034	750	720
General Motors Financial Co., Inc. 5.625% 4/4/2032	534	528
General Motors Financial Co., Inc. 5.45% 9/6/2034	5,091	4,912
General Motors Financial Co., Inc. 5.90% 1/7/2035	5,285	5,237
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	1,750	1,564
Genting New York, LLC 7.25% 10/1/2029[1]	420	428
Great Canadian Gaming Corp. 8.75% 11/15/2029[1]	700	704
Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,749	1,845
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.075% 3/07/2032[3,4]	1,507	1,509
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[1]	4,154	4,193
Home Depot, Inc. 4.75% 6/25/2029	790	800
Home Depot, Inc. 4.85% 6/25/2031	591	599
Home Depot, Inc. 4.95% 6/25/2034	2,990	3,001
Home Depot, Inc. 5.30% 6/25/2054	221	214
Home Depot, Inc. 5.40% 6/25/2064	3,290	3,170
Hyatt Hotels Corp. 5.75% 3/30/2032	752	756
International Game Technology PLC 5.25% 1/15/2029[1]	200	196
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	1,075	1,010
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	535	556
Levi Strauss & Co. 3.50% 3/1/2031[1]	2,425	2,136
Light and Wonder International, Inc. 7.50% 9/1/2031[1]	2,300	2,358
Lithia Motors, Inc. 3.875% 6/1/2029[1]	2,876	2,636
Marriott International, Inc. 5.35% 3/15/2035	2,185	2,166
McDonald’s Corp. 5.00% 5/17/2029	328	335
McDonald’s Corp. 4.95% 3/3/2035	2,035	2,026
Newell Brands, Inc. 6.375% 5/15/2030	4,750	4,633
Newell Brands, Inc. 6.625% 5/15/2032	2,715	2,644
Newell Brands, Inc. 6.875% 4/1/2036[2]	1,670	1,625
Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,6,7]	74	7
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	79	81
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	2,831	2,680
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	565	557
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	1,927	1,920
Sally Holdings, LLC 6.75% 3/1/2032	4,609	4,623
Service Corp. International 5.75% 10/15/2032	735	723
Capital Group U.S. Multi-Sector Income ETF — Page 8 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	USD814	$750
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	3,684	3,311
Station Casinos, LLC 6.625% 3/15/2032[1]	1,070	1,062
Universal Entertainment Corp. 9.875% 8/1/2029[1]	3,310	3,276
Vail Resorts, Inc. 6.50% 5/15/2032[1]	731	740
Valvoline, Inc. 3.625% 6/15/2031[1]	1,685	1,466
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	745	739
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	1,618	1,547
Wynn Macau, Ltd. 5.625% 8/26/2028	450	433
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	3,913	4,052
		156,833
Materials 5.29%
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	1,780	1,518
ATI, Inc. 4.875% 10/1/2029	1,232	1,174
ATI, Inc. 7.25% 8/15/2030	349	360
Avient Corp. 6.25% 11/1/2031[1]	210	208
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	834	861
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	625	615
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	36	36
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	3,628	3,672
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	286	282
Braskem Idesa SAPI 6.99% 2/20/2032	6,235	4,665
Braskem Netherlands Finance BV 8.75% 1/12/2031[1]	2,218	2,233
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	2,575	2,389
Braskem Netherlands Finance BV 8.00% 10/15/2034[1]	4,850	4,647
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,970	1,787
Capstone Copper Corp. 6.75% 3/31/2033[1]	750	748
Celanese US Holdings, LLC 6.35% 11/15/2028	181	187
Celanese US Holdings, LLC 6.50% 4/15/2030	2,750	2,732
Celanese US Holdings, LLC 6.379% 7/15/2032	4,830	4,963
Celanese US Holdings, LLC 6.70% 11/15/2033	6,126	6,408
Cleveland-Cliffs, Inc. 6.875% 11/1/2029[1]	4,764	4,667
Cleveland-Cliffs, Inc. 7.50% 9/15/2031[1]	2,275	2,223
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	300	288
Cleveland-Cliffs, Inc. 7.375% 5/1/2033[1]	2,855	2,743
Consolidated Energy Finance SA 12.00% 2/15/2031[1]	7,208	7,200
Dow Chemical Co. (The) 5.15% 2/15/2034	283	281
Dow Chemical Co. (The) 6.90% 5/15/2053	925	1,011
Dow Chemical Co. (The) 5.60% 2/15/2054	1,966	1,821
Element Solutions, Inc. 3.875% 9/1/2028[1]	1,730	1,630
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	1,517	1,517
First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	7,069	7,443
First Quantum Minerals, Ltd. 8.00% 3/1/2033[1]	2,500	2,536
FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,812	5,405
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	4,201	2,766
LSB Industries, Inc. 6.25% 10/15/2028[1]	3,062	2,954
Magnera Corp. 7.25% 11/15/2031[1]	6,630	6,456
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027[1]	1,700	1,668
Minera Mexico, SA de CV 5.625% 2/12/2032[1]	3,435	3,410
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	845	838
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	2,570	2,573
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	2,625	2,542
NOVA Chemicals Corp. 5.25% 6/1/2027[1]	685	682
Capital Group U.S. Multi-Sector Income ETF — Page 9 of 31

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
NOVA Chemicals Corp. 4.25% 5/15/2029[1]	USD660	$631
Novelis Corp. 3.875% 8/15/2031[1]	4,805	4,182
OCI NV 6.70% 3/16/2033[1]	3,522	3,757
PT Krakatau Posco 6.375% 6/11/2029	1,500	1,520
Quikrete Holdings, Inc. 6.375% 3/1/2032[1]	3,445	3,470
Quikrete Holdings, Inc. 6.75% 3/1/2033[1]	1,105	1,101
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.575% 2/10/2032[3,4]	685	679
Sasol Financing USA, LLC 8.75% 5/3/2029[8]	1,700	1,714
Sasol Financing USA, LLC 8.75% 5/3/2029[1]	1,000	1,008
Sasol Financing USA, LLC 5.50% 3/18/2031	2,000	1,683
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	553	527
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	3,675	3,535
Sealed Air Corp. 4.00% 12/1/2027[1]	1,425	1,373
Sealed Air Corp. 6.125% 2/1/2028[1]	1,554	1,557
Stillwater Mining Co. 4.00% 11/16/2026[8]	1,019	977
Trivium Packaging Finance BV 8.50% 8/15/2027[1]	2,263	2,254
Vale Overseas, Ltd. 6.40% 6/28/2054	2,334	2,306
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 6.308% 1/16/2026[3,4]	9	9
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 2.00% Cash 10/10/2028[3,4,5]	10	10
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 2.00% Cash 10/10/2028[3,4,5]	15	14
Veritiv Operating Co. 10.50% 11/30/2030[1]	650	689
		135,135
Utilities 5.01%
Aegea Finance SARL 9.00% 1/20/2031[1]	1,788	1,881
Alabama Power Co. 5.85% 11/15/2033	160	169
Baltimore Gas and Electric Co. 5.30% 6/1/2034	1,925	1,951
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	265	263
Comision Federal de Electricidad 6.45% 1/24/2035[1]	2,040	1,964
Consumers Energy Co. 4.625% 5/15/2033	100	98
Duke Energy Carolinas, LLC 5.35% 1/15/2053	275	263
Duke Energy Corp. 4.50% 8/15/2032	329	317
Duke Energy Florida, LLC 5.875% 11/15/2033	90	95
Edison International 4.125% 3/15/2028	575	553
Edison International 5.25% 11/15/2028	625	616
Edison International 5.45% 6/15/2029	1,195	1,180
Edison International 6.95% 11/15/2029	1,175	1,222
Edison International 6.25% 3/15/2030	775	785
Edison International 5.25% 3/15/2032	6,380	6,106
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029)[2]	2,590	2,499
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	2,750	3,100
Eversource Energy 5.50% 1/1/2034	2,550	2,563
FirstEnergy Corp. 2.25% 9/1/2030	650	566
Florida Power & Light Co. 5.30% 6/15/2034	4,750	4,863
Georgia Power Co. 4.95% 5/17/2033	193	192
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[1]	565	578
Long Ridge Energy, LLC, 8.75% 2/15/2032[1]	4,590	4,439
MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.325% 3/28/2031[3,4]	233	230
Pacific Gas and Electric Co. 3.00% 6/15/2028	220	207
Pacific Gas and Electric Co. 4.55% 7/1/2030	74	72
Pacific Gas and Electric Co. 3.25% 6/1/2031	420	374
Capital Group U.S. Multi-Sector Income ETF — Page 10 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 6.15% 1/15/2033	USD3,000	$3,091
Pacific Gas and Electric Co. 6.40% 6/15/2033	5,345	5,589
Pacific Gas and Electric Co. 5.70% 3/1/2035	200	200
Pacific Gas and Electric Co. 3.30% 8/1/2040	135	99
Pacific Gas and Electric Co. 4.95% 7/1/2050	4,733	3,955
Pacific Gas and Electric Co. 3.50% 8/1/2050	8,415	5,600
Pacific Gas and Electric Co. 6.70% 4/1/2053	2,680	2,792
Pacific Gas and Electric Co. 5.90% 10/1/2054	2,605	2,470
PacifiCorp 5.30% 2/15/2031	370	378
PacifiCorp 5.45% 2/15/2034	5,910	5,961
PacifiCorp 3.30% 3/15/2051	695	456
PacifiCorp 2.90% 6/15/2052	1,508	907
PacifiCorp 5.35% 12/1/2053	1,400	1,287
PacifiCorp 5.50% 5/15/2054	3,391	3,186
PacifiCorp 5.80% 1/15/2055	4,825	4,712
PECO Energy Co. 5.25% 9/15/2054	260	247
PG&E Corp. 5.25% 7/1/2030	4,045	3,888
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[2]	5,549	5,468
Public Service Electric and Gas Co. 5.05% 3/1/2035	3,395	3,418
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	325	327
Saavi Energia SARL 8.875% 2/10/2035[1]	2,270	2,299
Southern California Edison Co. 5.65% 10/1/2028	300	307
Southern California Edison Co. 2.50% 6/1/2031	655	565
Southern California Edison Co. 5.45% 6/1/2031	350	355
Southern California Edison Co. 5.20% 6/1/2034	3,980	3,887
Southern California Edison Co. 5.45% 3/1/2035	2,195	2,175
Southern California Edison Co. 3.65% 2/1/2050	6,367	4,420
Southern California Edison Co. 2.95% 2/1/2051	380	231
Southern California Edison Co. 5.75% 4/15/2054	3,830	3,604
Southern California Edison Co. 5.90% 3/1/2055	5,025	4,843
Southern California Edison Co. 6.20% 9/15/2055	500	499
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	3,819	4,054
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.818% 5/17/2030[3,4]	64	64
Tampa Electric Co. 5.15% 3/1/2035	2,500	2,482
Union Electric Co. 5.125% 3/15/2055	50	46
Union Electric Company 5.25% 4/15/2035	2,700	2,723
Xcel Energy, Inc. 5.45% 8/15/2033	615	618
Xcel Energy, Inc. 5.50% 3/15/2034	50	50
Xcel Energy, Inc. 5.60% 4/15/2035	1,450	1,457
YPF Energia Electrica SA 7.875% 10/16/2032[1]	2,245	2,198
		128,054
Information technology 4.76%
Acuris Finance US, Inc. 9.00% 8/1/2029[1]	6,672	6,484
Amphenol Corp. 5.00% 1/15/2035	3,695	3,690
Amphenol Corp. 5.375% 11/15/2054	2,312	2,280
ams-OSRAM AG 12.25% 3/30/2029[1]	1,175	1,209
Analog Devices, Inc. 5.05% 4/1/2034	1,649	1,674
Analog Devices, Inc. 5.30% 4/1/2054	62	60
AppLovin Corp. 5.50% 12/1/2034	2,930	2,931
Broadcom, Inc. 5.15% 11/15/2031	1,687	1,712
Broadcom, Inc. 4.55% 2/15/2032	551	538
Broadcom, Inc. 2.60% 2/15/2033[1]	116	98
Capital Group U.S. Multi-Sector Income ETF — Page 11 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 3.469% 4/15/2034[1]	USD2,735	$2,409
Broadcom, Inc. 4.80% 10/15/2034	885	864
Broadcom, Inc. 4.926% 5/15/2037[1]	2,611	2,512
Cisco Systems, Inc. 5.05% 2/26/2034	4,741	4,806
Cisco Systems, Inc. 5.10% 2/24/2035	820	832
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	4,255	4,139
Cloud Software Group, Inc. 9.00% 9/30/2029[1]	5,519	5,508
Cloud Software Group, Inc. 8.25% 6/30/2032[1]	5,032	5,122
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.799% 3/30/2029[3,4]	146	145
CommScope Technologies, LLC 5.00% 3/15/2027[1]	1,000	899
CommScope, LLC 8.25% 3/1/2027[1]	148	140
CommScope, LLC 7.125% 7/1/2028[1]	55	49
CommScope, LLC 4.75% 9/1/2029[1]	76	68
Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]	7,280	7,564
Ellucian Holdings, Inc. 6.50% 12/1/2029[1]	1,500	1,479
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.075% 11/22/2032[3,4]	425	431
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[3,4,8]	271	272
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[3,4,8]	28	7
Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	7,841	7,811
ION Trading Technologies SARL 9.50% 5/30/2029[1]	5,868	5,920
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.325% 2/24/2033[3,4]	1,700	1,698
Microchip Technology, Inc. 5.05% 3/15/2029	775	780
Microchip Technology, Inc. 5.05% 2/15/2030	4,657	4,652
NCR Atleos Corp. 9.50% 4/1/2029[1]	2,450	2,659
Oracle Corp. 5.50% 8/3/2035	7,659	7,723
Roper Technologies, Inc. 4.90% 10/15/2034	1,939	1,896
ServiceNow, Inc. 1.40% 9/1/2030	50	42
Shift4 Payments, LLC, 6.75% 8/31/2032[1]	335	338
Synopsys, Inc. 5.15% 4/1/2035	15,670	15,758
Synopsys, Inc. 5.70% 4/1/2055	7,500	7,452
UKG, Inc. 6.875% 2/1/2031[1]	2,780	2,822
Viasat, Inc. 5.625% 4/15/2027[1]	3,205	3,079
Wolfspeed, Inc. 9.875% Cash and 2.00% PIK 6/23/2030 (10.875% Cash and 2.00% PIK on 6/23/2025)[2,5]	1,034	1,013
Wolfspeed, Inc. 9.875% Cash and 2.00% PIK 6/23/2030 (10.875% Cash and 2.00% PIK on 6/23/2025)[2,5]	111	109
		121,674
Industrials 4.67%
AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	199	202
Ambipar Lux SARL 9.875% 2/6/2031[1]	590	584
Ambipar Lux SARL 10.875% 2/5/2033[1]	925	949
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.575% 9/29/2031[3,4]	523	509
Amentum Holdings, Inc. 7.25% 8/1/2032[1]	6,135	6,042
American Airlines, Inc. 8.50% 5/15/2029[1]	1,250	1,270
Aramark Services, Inc. 5.00% 2/1/2028[1]	845	830
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	1,000	917
Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]	1,771	1,729
Axon Enterprise, Inc. 6.125% 3/15/2030[1]	1,355	1,371
Axon Enterprise, Inc. 6.25% 3/15/2033[1]	690	699
Boeing Co. (The) 5.15% 5/1/2030	2,477	2,494
Boeing Co. (The) 6.528% 5/1/2034	3,454	3,703
Boeing Co. (The) 5.705% 5/1/2040	730	710
Boeing Co. (The) 5.805% 5/1/2050	985	939
Boeing Co. (The) 6.858% 5/1/2054	3,894	4,233
Boeing Co. (The) 5.93% 5/1/2060	2,005	1,888
Capital Group U.S. Multi-Sector Income ETF — Page 12 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Canadian National Railway Co. 4.375% 9/18/2034	USD375	$356
Canadian Pacific Railway Co. 5.20% 3/30/2035	1,523	1,524
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	340	316
Clean Harbors, Inc. 6.375% 2/1/2031[1]	45	46
CoreLogic, Inc. 4.50% 5/1/2028[1]	5,260	4,903
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.939% 6/2/2028[3,4]	1,995	1,961
CSX Corp. 2.50% 5/15/2051	220	129
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	439	440
Embraer Netherlands Finance BV 5.98% 2/11/2035	620	631
Enviri Corp. 5.75% 7/31/2027[1]	5,661	5,412
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	3,195	3,314
EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	3,830	3,953
EquipmentShare.com, Inc. 8.00% 3/15/2033[1]	1,860	1,875
FTAI Aviation Investors, LLC 5.875% 4/15/2033[1]	4,200	4,018
Garda World Security Corp. 8.375% 11/15/2032[1]	1,360	1,339
Herc Holdings, Inc. 6.625% 6/15/2029[1]	2,020	2,028
Hertz Corp. (The) 4.625% 12/1/2026[1]	1,125	786
Hertz Corp. (The) 12.625% 7/15/2029[1]	799	722
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.939% 6/30/2028[3,4]	415	324
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.939% 6/30/2028[3,4]	81	63
Hexcel Corp. 5.875% 2/26/2035	207	211
Honeywell International, Inc. 5.00% 3/1/2035	1,669	1,663
Icahn Enterprises, LP 6.25% 5/15/2026	2,147	2,128
Icahn Enterprises, LP 5.25% 5/15/2027	6,800	6,473
Icahn Enterprises, LP 9.75% 1/15/2029	2,360	2,349
Icahn Enterprises, LP 10.00% 11/15/2029[1]	405	403
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	435	440
LATAM Airlines Group SA 7.875% 4/15/2030[1]	755	749
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	491	496
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	608	603
NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	7,390	6,831
Norfolk Southern Corp. 5.05% 8/1/2030	57	58
Norfolk Southern Corp. 4.45% 3/1/2033	15	15
Norfolk Southern Corp. 5.35% 8/1/2054	2,926	2,812
Northrop Grumman Corp. 4.90% 6/1/2034	850	842
PM General Purchaser, LLC 9.50% 10/1/2028[1]	163	156
Regal Rexnord Corp. 6.30% 2/15/2030	1,299	1,352
Regal Rexnord Corp. 6.40% 4/15/2033	4,155	4,315
Reworld Holding Corp. 4.875% 12/1/2029[1]	2,960	2,756
RTX Corp. 5.15% 2/27/2033	250	252
RTX Corp. 6.10% 3/15/2034	869	932
Sensata Technologies BV 4.00% 4/15/2029[1]	3,300	3,036
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	2,783	2,434
Spirit AeroSystems, Inc. 4.60% 6/15/2028	449	431
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	285	304
Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	660	729
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.791% 1/15/2027[3,4]	20	20
TransDigm, Inc. 6.375% 3/1/2029[1]	300	303
Union Pacific Corp. 5.10% 2/20/2035	1,091	1,101
Union Pacific Corp. 2.95% 3/10/2052	508	325
Union Pacific Corp. 4.95% 5/15/2053	3,481	3,207
United Rentals (North America), Inc. 5.25% 1/15/2030	385	378
United Rentals (North America), Inc. 6.125% 3/15/2034[1]	1,750	1,753
Waste Management, Inc. 4.95% 3/15/2035	3,465	3,450
Capital Group U.S. Multi-Sector Income ETF — Page 13 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Waste Pro USA, Inc. 7.00% 2/1/2033[1]	USD615	$619
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	435	441
WESCO Distribution, Inc. 6.625% 3/15/2032[1]	850	863
WESCO Distribution, Inc. 6.375% 3/15/2033[1]	895	900
		119,339
Communication services 4.63%
AT&T, Inc. 3.50% 9/15/2053	675	461
AT&T, Inc. 3.55% 9/15/2055	240	163
CCO Holdings, LLC 4.25% 2/1/2031[1]	845	750
CCO Holdings, LLC 4.75% 2/1/2032[1]	1,025	911
CCO Holdings, LLC 4.50% 5/1/2032	1,315	1,142
CCO Holdings, LLC 4.50% 6/1/2033[1]	2,710	2,313
CCO Holdings, LLC 4.25% 1/15/2034[1]	4,414	3,634
Charter Communications Operating, LLC 4.40% 4/1/2033	3,045	2,754
Charter Communications Operating, LLC 6.65% 2/1/2034	1,230	1,276
Charter Communications Operating, LLC 6.384% 10/23/2035	2,436	2,470
Charter Communications Operating, LLC 3.70% 4/1/2051	6,100	3,849
Charter Communications Operating, LLC 5.25% 4/1/2053	6,205	5,018
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	1,102	949
Comcast Corp. 4.80% 5/15/2033	61	60
Comcast Corp. 5.30% 6/1/2034	2,427	2,468
Comcast Corp. 5.65% 6/1/2054	2,068	2,027
Connect Finco SARL 9.00% 9/15/2029[1]	9,545	8,714
CSC Holdings, LLC 5.50% 4/15/2027[1]	650	602
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	3,725	3,613
DISH Network Corp. 11.75% 11/15/2027[1]	2,775	2,924
EchoStar Corp. 10.75% 11/30/2029	4,350	4,575
EchoStar Corp. 6.75% PIK or Cash 11/30/2030[5]	1,850	1,681
Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	25	25
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	2,418	2,432
Frontier Communications Holdings, LLC 5.875% 11/1/2029	675	676
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	356	357
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	50	53
Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	125	133
Gray Media, Inc. 10.50% 7/15/2029[1]	5,189	5,411
Gray Media, Inc. 4.75% 10/15/2030[1]	351	223
Gray Media, Inc. 5.375% 11/15/2031[1]	1,509	944
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.437% 12/1/2028[3,4]	997	917
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.573% 6/4/2029[3,4]	407	395
Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	4,370	4,163
Meta Platforms, Inc. 4.45% 8/15/2052	5,812	4,952
Netflix, Inc. 4.90% 8/15/2034	200	200
Netflix, Inc. 5.40% 8/15/2054	101	99
News Corp. 3.875% 5/15/2029[1]	280	264
Nexstar Media, Inc. 4.75% 11/1/2028[1]	4,255	3,989
Sirius XM Radio, LLC 4.00% 7/15/2028[1]	2,060	1,924
Sirius XM Radio, LLC 4.125% 7/1/2030[1]	3,916	3,482
Sirius XM Radio, LLC 3.875% 9/1/2031[1]	8,785	7,537
Snap, Inc. 6.875% 3/1/2033[1]	5,570	5,575
T-Mobile USA, Inc. 2.55% 2/15/2031	100	88
T-Mobile USA, Inc. 5.125% 5/15/2032	327	329
T-Mobile USA, Inc. 5.875% 11/15/2055	250	252
Univision Communications, Inc. 8.00% 8/15/2028[1]	3,275	3,288
Capital Group U.S. Multi-Sector Income ETF — Page 14 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Univision Communications, Inc. 4.50% 5/1/2029[1]	USD4,955	$4,385
Univision Communications, Inc. 7.375% 6/30/2030[1]	5,279	5,049
Univision Communications, Inc. 8.50% 7/31/2031[1]	3,180	3,110
Verizon Communications, Inc. 5.25% 4/2/2035	1,062	1,065
Verizon Communications, Inc. 3.55% 3/22/2051	310	221
Verizon Communications, Inc. 3.875% 3/1/2052	324	242
WMG Acquisition Corp. 3.875% 7/15/2030[1]	287	265
X Corp., Term Loan B, (USD-SOFR + 6.65%) 10.949% 10/26/2029[3,4]	4,040	4,019
		118,418
Consumer staples 4.56%
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	275	253
Altria Group, Inc. 5.625% 2/6/2035	3,600	3,634
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	880	886
B&G Foods, Inc. 5.25% 9/15/2027	990	930
B&G Foods, Inc. 8.00% 9/15/2028[1]	2,618	2,634
BAT Capital Corp. 6.421% 8/2/2033	2,595	2,771
BAT Capital Corp. 6.00% 2/20/2034	1,755	1,830
BAT Capital Corp. 5.625% 8/15/2035	4,928	4,950
BAT Capital Corp. 7.081% 8/2/2053	5,656	6,224
BAT Capital Corp. 6.25% 8/15/2055	211	211
Campbells Co. (The) 5.20% 3/21/2029	215	218
Campbells Co. (The) 4.75% 3/23/2035	4,914	4,710
Campbells Co. (The) 5.25% 10/13/2054	616	562
Central Garden & Pet Co. 4.125% 4/30/2031[1]	7,180	6,433
Coca-Cola Co. 5.00% 5/13/2034	788	804
Coca-Cola Co. 5.20% 1/14/2055	2,551	2,460
Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	1,572	1,612
Constellation Brands, Inc. 2.25% 8/1/2031	1,660	1,407
Constellation Brands, Inc. 4.75% 5/9/2032	3,226	3,150
Constellation Brands, Inc. 4.90% 5/1/2033	489	477
Coty, Inc. 6.625% 7/15/2030[1]	1,030	1,056
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,950	1,940
Fiesta Purchaser, Inc. 10.00% 9/30/2032[1]	525	541
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.575% 2/12/2031[3,4]	233	232
Imperial Brands Finance PLC 5.875% 7/1/2034[1]	1,830	1,855
Ingles Markets, Inc. 4.00% 6/15/2031[1]	3,724	3,368
Kroger Co. 5.50% 9/15/2054	617	582
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[1]	535	406
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	250	233
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	2,959	2,706
MARB BondCo PLC 3.95% 1/29/2031	1,606	1,386
Mars, Inc. 5.20% 3/1/2035[1]	12,031	12,096
Mars, Inc. 5.65% 5/1/2045[1]	1,330	1,334
Mars, Inc. 5.70% 5/1/2055[1]	5,390	5,389
Mars, Inc. 5.80% 5/1/2065[1]	476	478
Minerva Luxembourg SA 8.875% 9/13/2033[1]	2,190	2,331
Mondelez International, Inc. 4.75% 8/28/2034	72	71
Performance Food Group, Inc. 4.25% 8/1/2029[1]	166	155
Performance Food Group, Inc. 6.125% 9/15/2032[1]	1,890	1,881
Philip Morris International, Inc. 4.75% 11/1/2031	512	511
Philip Morris International, Inc. 5.375% 2/15/2033	2,530	2,581
Philip Morris International, Inc. 5.625% 9/7/2033	3,818	3,962
Philip Morris International, Inc. 5.25% 2/13/2034	3,948	3,986
Capital Group U.S. Multi-Sector Income ETF — Page 15 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 4.90% 11/1/2034	USD6,437	$6,327
Post Holdings, Inc. 4.625% 4/15/2030[1]	2,865	2,679
Post Holdings, Inc. 6.25% 2/15/2032[1]	303	305
Post Holdings, Inc. 6.375% 3/1/2033[1]	4,560	4,495
Prestige Brands, Inc. 3.75% 4/1/2031[1]	2,995	2,688
Simmons Foods, Inc. 4.625% 3/1/2029[1]	350	325
Target Corp. 4.50% 9/15/2034	289	278
TreeHouse Foods, Inc. 4.00% 9/1/2028	3,305	2,988
US Foods, Inc. 4.625% 6/1/2030[1]	320	304
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	1,057	1,038
		116,663
Real estate 3.90%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	2,350	1,760
Boston Properties, LP 2.55% 4/1/2032	2,292	1,890
Boston Properties, LP 2.45% 10/1/2033	3,628	2,843
Boston Properties, LP 6.50% 1/15/2034	1,434	1,513
Boston Properties, LP 5.75% 1/15/2035	5,662	5,607
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	678	673
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	2,642	2,694
Fideicomiso Fibra Uno 7.70% 1/23/2032[1]	280	289
Fideicomiso Fibra Uno 8.25% 1/23/2037[1]	375	384
Forestar Group, Inc. 6.50% 3/15/2033[1]	1,385	1,357
Highwoods Realty, LP 7.65% 2/1/2034	2,905	3,244
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	5	5
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	3,362	3,071
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	2,391	2,131
Hudson Pacific Properties, LP 4.65% 4/1/2029	500	379
Hudson Pacific Properties, LP 3.25% 1/15/2030	3,185	2,198
Iron Mountain, Inc. 5.25% 7/15/2030[1]	335	322
Kennedy-Wilson, Inc. 4.75% 3/1/2029	3,080	2,823
Kennedy-Wilson, Inc. 4.75% 2/1/2030	4,660	4,174
Kennedy-Wilson, Inc. 5.00% 3/1/2031	8,990	7,924
Kilroy Realty, LP 6.25% 1/15/2036	673	668
MPT Operating Partnership, LP 5.00% 10/15/2027	7,228	6,539
MPT Operating Partnership, LP 3.50% 3/15/2031	3,390	2,264
MPT Operating Partnership, LP 8.50% 2/15/2032[1]	10,891	11,103
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	4,570	4,269
Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	345	341
Prologis, LP 4.75% 6/15/2033	1,110	1,089
Prologis, LP 5.00% 3/15/2034	2,025	2,014
Prologis, LP 5.00% 1/31/2035	3,230	3,207
Prologis, LP 5.25% 3/15/2054	170	161
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	140	137
Service Properties Trust 4.75% 10/1/2026	245	241
Service Properties Trust 4.95% 2/15/2027	1,816	1,770
Service Properties Trust 3.95% 1/15/2028	3,805	3,454
Service Properties Trust 8.375% 6/15/2029	2,060	2,061
Service Properties Trust 4.95% 10/1/2029	4,079	3,373
Service Properties Trust 4.375% 2/15/2030	7,140	5,523
Service Properties Trust 8.625% 11/15/2031[1]	4,887	5,159
VICI Properties, LP 5.625% 4/1/2035	944	939
		99,593
Capital Group U.S. Multi-Sector Income ETF — Page 16 of 31

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Municipals 0.02%	Principal amount (000)	Value (000)
Texas Combined Tirz I, LLC 0% 3/15/2053[1,6]	USD400	$400
Total corporate bonds, notes & loans		1,838,402
Mortgage-backed obligations 18.66% Commercial mortgage-backed securities 12.96%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055[4,9]	634	606
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.167% 11/10/2029[1,4,9]	6,887	7,085
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032[4,9]	556	551
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.744% 11/15/2032[4,9]	500	481
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[4,9]	375	387
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.28% 2/15/2056[4,9]	102	102
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056[4,9]	400	413
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 6/15/2028[4,9]	267	282
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2028[4,9]	458	471
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056[4,9]	493	511
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056[4,9]	380	404
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056[4,9]	598	638
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class C, 6.419% 8/15/2057[4,9]	182	188
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057[4,9]	3,265	3,359
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057[4,9]	1,972	2,026
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class C, 6.322% 11/15/2057[4,9]	629	641
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057[4,9]	3,644	3,783
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class C, 6.303% 12/15/2057[4,9]	1,961	2,006
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.211% 5/15/2062[4,9]	500	410
Bank5, Series 2025-5YR14, Class C, 6.463% 4/15/2058[4,9]	779	779
Bank5, Series 2025-5YR14, Class B, 6.474% 4/15/2058[4,9]	1,747	1,799
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.238% 3/15/2037[1,4,9]	1,600	1,519
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.955% 4/15/2055[4,9]	5,684	4,692
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.151% 12/15/2055[4,9]	1,008	1,028
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056[4,9]	148	155
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.613% 7/15/2056[4,9]	470	485
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[9]	207	207
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class A5, 5.829% 5/15/2057[9]	3,944	4,156
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[4,9]	286	283
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057[4,9]	2,530	2,646
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class C, 6.70% 7/15/2057[4,9]	2,054	2,121
Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class A5, 5.403% 9/15/2057[9]	4,218	4,321
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class C, 5.512% 9/15/2057[9]	63	62
Barclays Commercial Mortgage Securities, LLC, Series 24-C28, Class B, 5.894% 9/15/2057[4,9]	2,670	2,736
Barclays Commercial Mortgage Securities, LLC, Series 24-C30, Class A5, 5.532% 11/15/2057[4,9]	3,543	3,658
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class C, 6.151% 11/15/2057[4,9]	1,652	1,664
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class C, 5.756% 12/15/2057[9]	1,499	1,486
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class C, 5.981% 3/15/2058[4,9]	2,281	2,299
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058[4,9]	3,571	3,716
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class C, 6.125% 2/15/2062[9]	3,421	3,437
Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054[4,9]	980	712
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055[4,9]	93	95
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056[4,9]	226	235
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029[9]	1,074	1,123
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[9]	500	518
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056[4,9]	881	905
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.58% 12/15/2056[4,9]	893	933
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[9]	403	419
Capital Group U.S. Multi-Sector Income ETF — Page 17 of 31

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057[4,9]	USD101	$105
Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.948% 7/15/2057[4,9]	1,897	2,012
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057[9]	1,300	1,351
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.677% 9/15/2057[4,9]	1,919	1,897
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057[4,9]	3,000	3,033
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057[4,9]	5,000	5,145
Benchmark Mortgage Trust, Series 2025-V13, Class C, 5.908% 2/15/2058[4,9]	3,620	3,609
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.91% 3/15/2041[1,4,9]	1,600	1,591
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[4,9]	1,052	1,099
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[4,9]	403	417
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057[1,9]	167	151
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[4,9]	196	203
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.746% 2/15/2057[4,9]	2,268	2,383
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057[4,9]	89	92
BMO Mortgage Trust, Series 2024-5C5, Class C, 6.879% 2/15/2057[4,9]	2,836	2,960
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.019% 5/15/2057[4,9]	2,601	2,675
BMO Mortgage Trust, Series 2024-C9, Class A5, 5.759% 7/15/2057[9]	4,197	4,397
BMO Mortgage Trust, Series 2024-C9, Class B, 6.34% 7/15/2057[4,9]	1,897	1,967
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.885% 9/15/2057[4,9]	1,511	1,520
BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057[4,9]	1,641	1,685
BMO Mortgage Trust, Series 2024-C10, Class A5, 5.478% 11/15/2057[4,9]	4,995	5,137
BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057[4,9]	396	402
BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057[4,9]	1,121	1,103
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057[4,9]	771	780
BMO Mortgage Trust, Series 2024-5C8, Class C, 5.744% 12/15/2057[4,9]	1,494	1,489
BMO Mortgage Trust, Series 2025-C11, Class C, 6.123% 2/15/2058[4,9]	740	743
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.708% 6/15/2041[1,4,9]	2,809	2,783
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.159% 8/15/2041[1,4,9]	2,915	2,923
BX Trust, Series 2024-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.209% 5/15/2029[1,4,9]	10,367	10,241
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.26% 5/15/2034[1,4,9]	2,663	2,655
BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.809% 5/15/2034[1,4,9]	1,851	1,846
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 6.084% 9/15/2036[1,4,9]	280	277
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.434% 9/15/2036[1,4,9]	710	701
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.309% 2/15/2039[1,4,9]	769	762
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.77% 8/15/2039[1,4,9]	238	238
BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 7.408% 8/15/2039[1,4,9]	4,000	3,997
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.016% 8/15/2039[1,4,9]	175	175
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 7.11% 10/15/2041[1,4,9]	2,945	2,951
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.862% 11/15/2041[1,4,9]	2,355	2,360
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.91% 11/15/2041[1,4,9]	1,115	1,115
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 7.259% 11/15/2026[1,4,9]	7,342	7,344
BX Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.859% 11/15/2041[1,4,9]	2,044	2,034
BX Trust, Series 2025-BIO3, Class D, 6.961% 2/10/2042[1,4,9]	7,679	7,576
BX Trust, Series 2025-BIO3, Class C, 6.961% 2/10/2042[1,4,9]	1,385	1,410
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.1922%) 6.511% 3/15/2042[1,4,9]	5,373	5,348
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.5916%) 6.911% 3/15/2042[1,4,9]	6,562	6,507
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,9]	500	453
BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[1,4,9]	495	456
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[1,4,9]	500	454
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 7.346% 8/15/2026[1,4,9]	2,884	2,887
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 7.469% 9/15/2028[1,4,9]	958	959
Capital Group U.S. Multi-Sector Income ETF — Page 18 of 31

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028[1,4,9]	USD1,129	$1,114
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[1,4,9]	245	245
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[4,9]	140	118
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043[1,4,9]	664	605
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040[1,4,9]	1,546	1,556
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039[1,4,9]	744	752
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2029[1,4,9]	669	676
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.296% 2/10/2056[4,9]	495	505
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.296% 2/10/2056[4,9]	195	197
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 8.569% 12/15/2029[1,4,9]	4,390	4,407
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.383% 11/10/2039[1,4,9]	3,655	3,820
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.71% 3/15/2039[1,4,9]	2,642	2,647
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.209% 3/15/2039[1,4,9]	1,859	1,863
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041[1,4,9]	670	677
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041[1,4,9]	380	383
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041[1,4,9]	1,885	1,893
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/6/2029[1,4,9]	2,897	2,954
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052[9]	900	735
GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053[9]	2,950	2,252
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.362% 3/15/2042[1,4,9]	281	280
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.911% 3/15/2042[1,4,9]	1,630	1,626
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.61% 3/15/2042[1,4,9]	2,938	2,933
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 6.26% 5/15/2037[1,4,9]	2,000	1,999
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.759% 5/15/2037[1,4,9]	2,324	2,323
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045[1,4,9]	1,076	1,092
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039[1,4,9]	945	965
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039[1,4,9]	2,026	2,075
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.678% 1/13/2040[1,4,9]	7,070	7,150
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 6.55% 3/15/2042[1,4,9]	6,000	5,974
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 7.15% 3/15/2042[1,4,9]	6,000	5,970
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.912% 11/15/2039[1,4,9]	1,381	1,382
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class B, (1-month USD CME Term SOFR + 1.942%) 6.261% 11/15/2039[1,4,9]	2,500	2,503
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 6.561% 11/15/2039[1,4,9]	942	943
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class D, (1-month USD CME Term SOFR + 2.791%) 7.11% 11/15/2039[1,4,9]	3,362	3,369
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.609% 12/15/2039[1,4,9]	4,000	4,019
KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 8.857% 12/15/2039[1,4,9]	5,000	4,984
LV Trust, Series 2024-SHOW, Class C, 6.276% 10/10/2041[1,4,9]	1,619	1,635
Morgan Stanley BAML Trust, Series 2025-5C1, Class C, 6.859% 3/15/2030[4,9]	4,084	4,171
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[9]	483	471
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[4,9]	508	497
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033[4,9]	410	432
MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.683% 5/15/2033[4,9]	283	293
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.204% 3/25/2050[1,4,9]	1,267	1,289
Capital Group U.S. Multi-Sector Income ETF — Page 19 of 31

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.34% 11/25/2053[1,4,9]	USD1,497	$1,559
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.84% 11/25/2053[1,4,9]	4,882	5,494
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047[1,4,9]	475	488
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2047[1,4,9]	456	466
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.172% 2/10/2047[1,4,9]	527	539
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 6.202% 2/15/2042[1,4,9]	542	538
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.4413%) 6.76% 2/15/2042[1,4,9]	1,824	1,813
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.06% 5/15/2039[1,4,9]	486	486
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.58% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,9]	3,395	3,349
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.919% 10/15/2041[1,4,9]	4,758	4,774
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.269% 1/15/2039[1,4,9]	2,000	1,961
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.96% 3/15/2042[1,4,9]	4,894	4,853
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.659% 3/15/2042[1,4,9]	6,182	6,111
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050[1,9]	1,915	1,849
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.38% 8/15/2050[4,9]	791	738
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[4,9]	481	479
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[4,9]	995	991
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[4,9]	3,000	2,893
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[9]	967	911
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class C, 6.803% 7/15/2057[4,9]	962	999
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057[4,9]	3,600	3,768
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class C, 6.116% 8/15/2057[4,9]	972	967
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class C, 6.334% 11/15/2057[4,9]	3,232	3,295
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.334% 11/15/2057[4,9]	903	935
Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class C, 6.232% 1/15/2058[4,9]	5,102	5,145
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.108% 11/15/2027[1,4,9]	412	412
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037[1,4,9]	260	266
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 8/5/2027[1,4,9]	148	151
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 8/5/2027[1,4,9]	321	328
		331,263
Federal agency mortgage-backed obligations 3.52%
Fannie Mae Pool #MA5354 6.00% 5/1/2054[9]	16,501	16,777
Fannie Mae Pool #MA5421 6.00% 7/1/2054[9]	18,246	18,542
Fannie Mae Pool #FS8600 6.00% 7/1/2054[9]	3,739	3,825
Fannie Mae Pool #MA5615 6.00% 2/1/2055[9]	181	184
Fannie Mae Pool #MA5647 6.00% 3/1/2055[9]	58	59
Freddie Mac Pool #SD4669 6.00% 10/1/2053[9]	10,344	10,512
Freddie Mac Pool #SD8402 6.00% 2/1/2054[9]	9,876	10,045
Freddie Mac Pool #SD8432 6.00% 5/1/2054[9]	5,759	5,857
Freddie Mac Pool #SD6800 6.00% 8/1/2054[9]	8,936	9,152
Freddie Mac Pool #SD8495 6.00% 12/1/2054[9]	7,211	7,328
Freddie Mac Pool #SD8507 6.00% 2/1/2055[9]	6,433	6,536
Capital Group U.S. Multi-Sector Income ETF — Page 20 of 31

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 6.00% 4/1/2055[9,10]	USD300	$305
Uniform Mortgage-Backed Security 6.00% 5/1/2055[9,10]	882	895
		90,017
Collateralized mortgage-backed obligations (privately originated) 2.18%
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 7/25/2026[1,4,9]	32	32
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,9]	224	220
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034[1,4,9]	971	906
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034[1,4,9]	637	607
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,4,9]	545	525
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,4,9]	2,264	2,211
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.74% 12/25/2042[1,4,9]	691	706
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.89% 5/25/2043[1,4,9]	285	301
FARM Mortgage Trust, Series 2024-1, Class B, 5.112% 10/1/2053[1,4,9]	1,408	1,230
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.593% 8/1/2054[1,4,9]	985	875
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 12.204% 9/25/2048[1,4,9]	2,500	2,880
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.704% 1/25/2050[1,4,9]	2,240	2,461
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.254% 2/25/2050[1,4,9]	633	687
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.454% 8/25/2050[1,4,9]	6,430	8,586
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.74% 11/25/2050[1,4,9]	1,180	1,425
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.99% 12/25/2050[1,4,9]	425	485
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047[1,4,9]	3,089	3,084
IRV Trust, Series 2025-200P, Class B, 5.440% 3/14/2047[1,4,9]	2,750	2,707
IRV Trust, Series 2025-200P, Class C, 5.730% 3/14/2047[1,4,9]	3,273	3,236
JPMorgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028)[1,2,9]	564	569
JPMorgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028)[1,2,9]	458	462
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032[1,2,9]	7,002	7,021
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,9]	1,131	1,053
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,9]	465	426
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,4,9]	1,073	970
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,4,9]	449	403
Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,9]	1,383	1,278
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,9]	534	488
Progress Residential Trust, Series 2025-SFR1, Class D, 3.65% 2/17/2042[1,2,9]	1,799	1,633
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.769% 10/17/2041[1,4,9]	3,333	3,342
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 7.269% 10/17/2041[1,4,9]	4,571	4,599
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,9]	100	100
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040[1,9]	100	104
		55,612
Total mortgage-backed obligations		476,892
Capital Group U.S. Multi-Sector Income ETF — Page 21 of 31

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations 5.89%	Principal amount (000)	Value (000)
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,9]	USD347	$351
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050[1,9]	788	797
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 6.576% 2/16/2050[1,9]	376	379
ARES CLO, Ltd., Series 2013-2A, Class CR3, (3-month USD CME Term SOFR + 1.85%) 6.15% 10/28/2034[1,4,9]	6,732	6,732
Atlas Senior Loan Fund, Ltd., CLO, Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.08%) 6.377% 10/20/2034[1,4,9]	2,998	2,990
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029[1,9]	5,000	5,009
Avant Credit Card Master Trust, Series 2024-2A, Class E, 13.41% 5/15/2029[1,9]	4,750	4,861
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,9]	553	561
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,9]	100	102
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,9]	187	191
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 7.462% 4/25/2034[1,4,9]	1,000	999
Battalion CLO, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.923% 05/17/2031[1,4,9]	6,944	6,922
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[1,9]	139	142
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[9]	271	274
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[9]	527	537
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[9]	864	877
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.346% 9/15/2039[1,9]	659	656
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[1,9]	1,277	1,286
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032[1,9]	160	161
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036[1,9]	4,839	4,859
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036[1,9]	477	480
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036[1,9]	400	403
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,9]	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,9]	100	102
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030[1,9]	3,000	3,350
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,9]	700	730
CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,9]	4,350	4,480
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,9]	118	122
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,9]	136	142
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,9]	577	586
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,9]	260	265
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,9]	269	278
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032[1,9]	1,887	1,901
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029[1,9]	246	248
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029[1,9]	172	174
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030[1,9]	2,212	2,395
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[9]	559	565
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,9]	1,014	1,103
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031[1,9]	1,100	1,186
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031[1,9]	1,351	1,462
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,9]	1,170	1,186
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032[1,9]	1,480	1,490
Exeter Automobile Receivables Trust, Series 2025-1A, Class E, 7.48% 9/15/2032[1,9]	2,471	2,449
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,9]	584	592
Fortress Credit BSL, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.143% 10/20/2032[1,4,9]	2,820	2,820
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.29% 4/23/2036[1,4,9]	250	250
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,9]	68	70
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,9]	397	405
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,9]	950	1,013
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,9]	1,010	1,094
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,9]	1,170	1,200
Capital Group U.S. Multi-Sector Income ETF — Page 22 of 31

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[1,9]	USD1,596	$1,612
GLS Auto Receivables Trust, Series 2025-1A, Class E, 7.19% 3/15/2032[1,9]	756	751
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,9]	203	207
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,9]	300	307
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,9]	478	456
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,9]	233	243
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[1,9]	250	254
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029[1,9]	3,298	3,315
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029[1,9]	1,414	1,418
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031[1,9]	250	262
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031[1,9]	3,831	3,873
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031[1,9]	1,310	1,315
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,9]	850	842
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041[1,9]	3,572	3,192
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041[1,9]	2,034	1,903
KKR Financial CLO, Ltd., Series 40, Class CR, (3-month USD CME Term SOFR + 2.20%) 6.493% 10/20/2034[1,4,9]	1,000	1,002
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,9]	273	276
Mission Lane Credit Card Master Trust, Series 2023-B, Class C, 10.44% 11/15/2028[1,9]	6,312	6,361
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029[1,9]	4,000	4,060
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029[1,9]	5,000	5,127
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061[1,9]	3,473	3,180
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.405% 7/20/2034[1,4,9]	3,000	3,006
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,9]	273	281
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,9]	545	556
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,9]	316	327
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,9]	265	264
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,9]	343	344
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 7.55% 10/25/2036[1,4,9]	467	471
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.45% 10/25/2036[1,4,9]	378	383
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[1,4,9]	3,017	3,012
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.90% 1/15/2033[1,4,9]	1,971	1,973
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.95% 1/15/2033[1,4,9]	1,608	1,600
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,9]	273	277
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,9]	512	524
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.903% 4/17/2036[1,4,9]	2,500	2,501
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 9.293% 7/20/2036[1,4,9]	250	252
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[9]	149	153
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035[1,9]	433	444
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,9]	213	190
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,9]	102	90
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,9]	415	421
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,9]	4,935	5,173
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,9]	1,000	1,025
Steele Creek CLO, Ltd., Series 2019-2A, Class CRR, (3-month USD CME Term SOFR + 1.80%) 6.118% 7/15/2032[1,4,9]	2,846	2,818
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 7.118% 7/15/2032[1,4,9]	2,230	2,225
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,9]	1,271	1,255
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[1,9]	1,500	1,492
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,9]	3,000	3,078
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 6.793% 4/20/2034[1,4,9]	2,287	2,290
Capital Group U.S. Multi-Sector Income ETF — Page 23 of 31

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Vibrant CLO, Ltd., Series 2021-12, Class C1R, (3-month USD CME Term SOFR + 3.75%) 8.043% 4/20/2034[1,4,9]	USD2,422	$2,427
Vibrant CLO, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 6.139% 4/20/2037[1,4,9]	471	471
		150,607
U.S. Treasury bonds & notes 0.16% U.S. Treasury 0.16%
U.S. Treasury 4.00% 3/31/2030	4,140	4,146
Federal agency bonds & notes 0.10%
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	EUR100	103
Bank Gospodarstwa Krajowego 6.25% 7/9/2034[1]	USD2,300	2,320
		2,423
Municipals 0.07% California 0.02%
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	440	445
Puerto Rico 0.04%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[7]	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[7]	10	5
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[7]	45	25
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[7]	5	3
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[7]	95	53
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[7]	135	75
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[7]	110	61
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[7]	10	5
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[7]	35	19
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[7]	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[7]	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[7]	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[7]	195	109
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026[7]	10	6
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[7]	30	17
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[7]	110	61
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[7]	30	17
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[7]	80	45
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[7]	310	173
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[7]	160	89
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[7]	30	17
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[7]	175	97
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[7]	45	25
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[2,7]	130	72
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[7]	35	19
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[7]	325	180
		1,185
Capital Group U.S. Multi-Sector Income ETF — Page 24 of 31

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Texas 0.01%	Principal amount (000)	Value (000)
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]	USD200	$170
Total municipals		1,800
Total bonds, notes & other debt instruments (cost: $2,475,043,000)		2,474,270
Common stocks 0.09% Consumer discretionary 0.05%	Shares
Aimbridge Acquisition Co., Inc.[6,11]	17,246	1,228
Party City Holdco, Inc.[1,6]	37	— [12]
Party City Holdco, Inc.[6]	3,715	— [12]
		1,228
Energy 0.03%
New Fortress Energy, Inc., Class A	96,197	799
Information technology 0.01%
Diebold Nixdorf, Inc.[11]	3,082	135
Real estate 0.00%
WeWork, Inc.[6,11]	2,869	45
Materials 0.00%
Venator Materials PLC[6,11]	90	11
Total common stocks (cost: $3,166,000)		2,218
Short-term securities 0.91% Money market investments 0.91%
Capital Group Central Cash Fund 4.33%[13,14]	232,962	23,296
Total short-term securities (cost: $23,289,000)		23,296
Options purchased (equity style) 0.00%
Options purchased (equity style)*		75
Total options purchased (equity style) (cost: $69,000)		75
Total investment securities 97.79% (cost $2,501,567,000)		2,499,859
Other assets less liabilities 2.21%		56,577
Net assets 100.00%		$2,556,436
Capital Group U.S. Multi-Sector Income ETF — Page 25 of 31

unaudited
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2025 (000)
Call
3 Month SOFR Futures Option	198	12/11/2026	USD98.00	USD495	$75
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	865	6/30/2025	USD179,203	$(75)
5 Year U.S. Treasury Note Futures	Long	952	6/30/2025	102,965	262
10 Year Ultra U.S. Treasury Note Futures	Short	914	6/18/2025	(104,310)	(583)
30 Year U.S. Treasury Bond Futures	Long	56	6/18/2025	6,568	(24)
30 Year Ultra U.S. Treasury Bond Futures	Short	315	6/18/2025	(38,509)	(228)
					$(648)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	237	EUR	225	Citibank	4/4/2025	$(6)
USD	360	EUR	329	HSBC Bank	4/15/2025	4
USD	1,957	EUR	1,790	Standard Chartered Bank	4/17/2025	19
USD	1,815	EUR	1,674	Citibank	4/28/2025	3
						$20
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.0615%	Annual	SOFR	Annual	9/29/2025	USD39,000	$147	$—	$147
4.834%	Annual	SOFR	Annual	10/19/2026	13,500	205	—	205
4.0715%	Annual	SOFR	Annual	11/15/2026	80,000	338	—	338
4.161%	Annual	SOFR	Annual	12/26/2026	35,000	225	—	225
4.103%	Annual	SOFR	Annual	12/23/2027	82,000	913	—	913
4.692%	Annual	SOFR	Annual	9/29/2028	16,200	551	—	551
4.077%	Annual	SOFR	Annual	12/23/2029	83,000	1,532	—	1,532
Capital Group U.S. Multi-Sector Income ETF — Page 26 of 31

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.7695%	Annual	10/30/2031	17,000	$(81)	$—	$(81)
4.0685%	Annual	SOFR	Annual	12/23/2031	25,000	562	—	562
4.6415%	Annual	SOFR	Annual	9/29/2033	19,500	1,289	—	1,289
4.407%	Annual	SOFR	Annual	11/3/2033	3,000	148	—	148
SOFR	Annual	3.456%	Annual	1/2/2034	55,000	1,150	—	1,150
SOFR	Annual	3.613%	Annual	10/16/2034	100,000	1,142	—	1,142
SOFR	Annual	3.617%	Annual	10/21/2034	55,400	618	—	618
SOFR	Annual	3.773%	Annual	11/4/2034	12,500	(16)	—	(16)
SOFR	Annual	3.781%	Annual	11/4/2034	18,200	(35)	—	(35)
SOFR	Annual	4.075%	Annual	12/23/2034	9,000	(231)	—	(231)
SOFR	Annual	4.084%	Annual	1/2/2035	10,000	(264)	—	(264)
4.5965%	Annual	SOFR	Annual	11/2/2038	2,300	182	—	182
3.9515%	Annual	SOFR	Annual	11/15/2039	22,000	206	—	206
4.5595%	Annual	SOFR	Annual	11/2/2043	1,500	130	—	130
3.901%	Annual	SOFR	Annual	11/21/2044	7,200	(4)	—	(4)
SOFR	Annual	3.364%	Annual	5/15/2049	10,700	852	—	852
SOFR	Annual	3.268%	Annual	5/15/2049	750	71	—	71
SOFR	Annual	3.6455%	Annual	10/21/2049	16,000	565	—	565
SOFR	Annual	3.6675%	Annual	12/9/2049	11,000	348	—	348
4.392%	Annual	SOFR	Annual	9/29/2053	4,400	435	—	435
SOFR	Annual	3.2845%	Annual	1/2/2054	11,700	1,076	—	1,076
SOFR	Annual	3.5625%	Annual	12/6/2054	4,700	198	—	198
						$12,252	$—	$12,252
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[15] (000)	Value at 3/31/2025 [16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
5.00%	Quarterly	CDX.NA.HY.S43	12/20/2029	USD115,195	$6,155	$7,709	$(1,554)
5.00%	Quarterly	CDX.NA.HY.S44	6/20/2030	40,385	2,088	1,988	100
					$8,243	$9,697	$(1,454)
Investments in affiliates14

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 0.91%
Money market investments 0.91%
Capital Group Central Cash Fund 4.33%[13]	$79,452	$200,507	$256,646	$(10)	$(7)	$23,296	$732
Capital Group U.S. Multi-Sector Income ETF — Page 27 of 31

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Restricted securities8

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	4/15/2024 - 9/27/2024	$1,754	$1,714	0.07%
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024 - 8/9/2024	960	977	0.04
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[3,4]	9/12/2023	266	272	0.02
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[3,4]	9/12/2023	7	7	0.00%[17]
		$2,987	$2,970	0.13%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,272,761,000, which represented 49.79% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $16,450,000, which represented 0.67% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Value determined using significant unobservable inputs.
[7]	Scheduled interest and/or principal payment was not received.
[8]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $2,970,000, which represented 0.13% of the net assets of the fund.

[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Purchased on a TBA basis.
[11]	Security did not produce income during the last 12 months.
[12]	Amount less than one thousand.
[13]	Rate represents the seven-day yield at 3/31/2025.
[14]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[17]	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
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Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $495,000. The average month-end notional amount of futures contracts while held was $232,228,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $4,306,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $765,550,000 and $76,423,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group U.S. Multi-Sector Income ETF — Page 29 of 31

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,837,607	$795	$1,838,402
Mortgage-backed obligations	—	476,892	—	476,892
Asset-backed obligations	—	150,607	—	150,607
U.S. Treasury bonds & notes	—	4,146	—	4,146
Federal agency bonds & notes	—	2,423	—	2,423
Municipals	—	1,800	—	1,800
Common stocks	934	—	1,284	2,218
Short-term securities	23,296	—	—	23,296
Options purchased on futures (equity style)	75	—	—	75
Total	$24,305	$2,473,475	$2,079	$2,499,859

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$262	$—	$—	$262
Unrealized appreciation on open forward currency contracts	—	26	—	26
Unrealized appreciation on centrally cleared interest rate swaps	—	12,883	—	12,883
Unrealized appreciation on credit default swaps	—	100	—	100
Liabilities:
Unrealized depreciation on futures contracts	(910)	—	—	(910)
Unrealized depreciation on open forward currency contracts	—	(6)	—	(6)
Unrealized depreciation on centrally cleared interest rate swaps	—	(631)	—	(631)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,554)	—	(1,554)
Total	$(648)	$10,818	$—	$10,170

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Dev. = Development
Dist. = District
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
ICE = Intercontinental Exchange, Inc.

Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars
UST = U.S. Treasury
Capital Group U.S. Multi-Sector Income ETF — Page 30 of 31

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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP1-308-0525
Capital Group U.S. Multi-Sector Income ETF — Page 31 of 31